Overview	6 Months Ended
Dec. 31, 2024
Overview
Overview

1.Overview

Amber DWM Holding Limited (the “Company”) was incorporated in the Cayman Islands on November 28, 2023 and its registered office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The principal place of business of the Company is 1 Wallich Street, #30-02, Guoco Tower, Singapore 078881.

These consolidated financial statements comprise the Company and its subsidiaries (the “Group”).

The principal activity of the Company is investment holding. The principal activities of the subsidiaries are disclosed below. The details of its subsidiaries are as follows:

		Percentage of effective
		ownership held by the
Name of subsidiary		Company
(Country of incorporation and		December 31,	June 30,
principal place of business)	Principal activities	2024	2024
Sparrow Holdings Pte. Ltd. (Singapore)	Investment holding	100%	100%
Sparrow Tech Private Limited (Singapore)	Develop digital asset platform to provide digital asset products/solutions	100%	100%
Sparrow Digital Pte. Ltd. (Singapore)	Develop digital asset platform to provide digital asset products/solutions	100%	100%
Sparrow Operations Private Limited (Singapore)	Other business support services	100%	100%
Sparrow Fund Management Pte. Ltd. (Singapore)	Fund management activities	100%	100%
Amber DWM Limited (Hong Kong)	Cost centre	100%	100%
Amber Premium FZE (Dubai)	VATP license application	100%	—
Amber Match Limited (BVI)	Business support services	100%	—
Amber Trading Alfa Limited (BVI)	Inactive	—	100%

Reorganization

In preparation of its business combination with iClick Interactive Asia Group Limited (“iClick Asia”), a company incorporated in Cayman Islands and listed on Nasdaq Capital Market, the Company underwent a series of reorganization arrangements and the following transactions were undertaken to reorganize the legal structure.

1.	Amber DWM Holding Limited was incorporated in the Cayman Islands on November 28, 2023, and is a wholly-owned subsidiary of Amber Global Limited.
2.	Sparrow Holdings Pte. Ltd., Sparrow Tech Private Limited, Sparrow Digital Pte. Ltd., Sparrow Operations Private Limited, and Sparrow Fund Management Pte. Ltd. (collectively known as “Sparrow Group), these entities were incorporated in Singapore and acquired by Amber Global Limited on November 29, 2022. As part of the preparation for the business combination, Amber Global Limited transfers the entire issued and paid-up capital of Sparrow Group to Amber DWM Holding Limited, a wholly-owned subsidiary of Amber Global Limited on July 18, 2024. As a result of the transfer, Sparrow Group became a wholly-owned subsidiary of Amber DWM Holding Limited.
3.	Amber DWM Limited was incorporated in Hong Kong on January 29, 2024 and is a wholly-owned subsidiary of Amber DWM Holding Limited.

1.Overview (Continued)

Reorganization (Continued)

4.	Amber Trading Alfa Limited was incorporated in the British Virgin Islands on April 8, 2022 as a wholly-owned subsidiary of Amber Technologies Limited, a subsidiary of Amber Global Limited. As part of the preparation for the business combination, Amber Technologies Limited transfers the entire issued and paid-up capital of Amber Trading Alfa Limited to Amber DWM Holding Limited on June 27, 2024. As a result of the transfer, Amber Trading Alfa Limited became a wholly-owned subsidiary of Amber DWM Holding Limited. However, this entity was disposed of by Amber DWM Holding Limited on November 29, 2024.
5.	Amber Premium FZE was incorporated in Dubai on September 24, 2024 and is a wholly-owned subsidiary of Amber DWM Holding Limited.
6.	Amber Match Limited was incorporated in the British Virgin Islands on May 6, 2022 as a wholly-owned subsidiary of Amber Global Limited. As part of the preparation for the business combination, Amber Global Limited transfers the entire issued capital of Amber Match Limited to Amber DWM Holding Limited on January 23, 2025. As a result of the transfer, Amber Match Limited became a wholly-owned subsidiary of Amber DWM Holding Limited.

After a series of reorganization arrangements, Amber DWM Holding Limited became the holding company for all the subsidiaries. Since all entities involved in the reorganization arrangements are under common control before and after the reorganization, the reorganization is accounted for in a manner similar to a pooling of interests with the assets and liabilities of the parties to the reorganization carried over at their historical amount. Therefore, the accompanying consolidated financial statements were prepared as if the corporate structure of Amber DWM Holding Limited had been in existence since the beginning of the periods presented.